TAX - Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax [Abstract]
Profit before tax	£ 4,688	£ 7,056	£ 6,094
UK corporation tax thereon	(1,172)	(1,658)	(1,158)
Impact of surcharge on banking profits	(145)	(290)	(340)
Non-deductible costs: conduct charges	(27)	(30)	(5)
Non-deductible costs: bank levy	(32)	(31)	(25)
Other non-deductible costs	(32)	(53)	(58)
Non-taxable income	52	14	48
Tax relief on coupons on other equity instruments	91	78	46
Tax-exempt gains on disposals	5	71	0
Remeasurement of deferred tax due to rate changes	0	(8)	(21)
Differences in overseas tax rates	(3)	(3)	(55)
Adjustments in respect of prior years	61	61	268
Tax expense	£ (1,202)	£ (1,849)	£ (1,300)